SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Liabilities related to restructuring plan	$ 1,517	$ 763